Revenue and other operating income (Tables)	6 Months Ended
Jun. 30, 2026
Revenue and other operating income
Schedule of revenue

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
In-game purchases	184,483	206,672	89,894	114,438
Advertising	8,498	10,253	3,679	5,470
Licensing	—	9	—	3
Total	192,981	216,934	93,573	119,911

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
US	58,607	73,801	28,606	40,392
Europe	61,732	68,932	29,883	38,502
Asia	34,313	42,722	16,601	23,243
Other	38,329	31,479	18,483	17,774
Total	192,981	216,934	93,573	119,911